WARRANTS (Tables)	3 Months Ended
Dec. 31, 2025
WARRANTS
Schedule of outstanding warrants

	December 31,	Weighted average	September 30,	Weighted average
	2025	exercise price	2025	exercise price
Beginning balance	1,552,042	$22.14	—	—
Issued	4,642,800	$8.90	2,004,375	$21.65
Exercised	—	—	(452,333)	$20.00
Ending balance	6,194,842	$12.22	1,552,042	$22.14

Schedule of warrants maturity

	December 31,	Exercise	September 30,	Exercise
Expiry Date	2025	Price	2025	Price
March 17, 2028	562,500	$23.84	562,500	$23.84
January 16, 2030	922,667	$20.00	922,667	$20.00
January 21, 2030	66,875	$37.28	66,875	$37.28
October 1, 2028	4,642,800	$8.90	—	—
	6,194,842	$12.22	1,552,042	$22.14